Trade and other payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other payables
20. Trade and other payables

	2020 $m	2019 $m
Current

Trade payables	80	90

Other tax and social security payable	37	42

Other payables	146	97

Deferred purchase consideration (note 25)	13	—

Contingent purchase consideration (note 25)	—	1

Accruals	190	338

	466	568

Non-current

Other payables	4	3

Deferred purchase consideration (note 25)	11	23

Contingent purchase consideration (note 25)	79	90

	94	116

Other payables includes $65m relating to the UK portfolio rent (see note 18).